Leases - Summary of amounts recognized in the consolidated statement of cash flows (Details) - RUB (₽) ₽ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Leases
Total cash outflow for leases	₽ 20,724	₽ 21,779	₽ 38,360	₽ 41,947